Notes to financial information by business unit (Detail) - USD ($) $ in Millions		6 Months Ended	7 Months Ended
	Aug. 01, 2018	Jun. 30, 2019	Aug. 01, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Percentage of capital expenditure in subsidiaries (as a percent)		100.00%
Reportable segments
Disclosure of operating segments [line items]
Operating Assets		$ 44,420		$ 43,431
Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
Operating Assets		$ 4,424		3,696
Hamersley Iron Pty Limited
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)		100.00%
Argyle Diamonds Limited
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)		100.00%
Rio Tinto Coal Australia | Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
Operating Assets		$ 0		(837)
Rio Tinto Fer et Titane Inc.
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)		100.00%
QIT Madagascar Minerals SA
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)		80.00%
Richards Bay Minerals
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)		74.00%
Energy Resources of Australia Limited
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)		68.40%
Rossing Uranium Limited
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)		68.60%
Simfer Jersey Limited
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)		53.00%
Simfer S.A.
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)		85.00%
Non-controlling interest (as a percent)		45.05%
Gove Alumina Refinery and Rio Tinto Marine
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)		100.00%
Hope Downs Joint Venture
Disclosure of operating segments [line items]
Proportion of ownership interest in joint venture (as a percent)		50.00%
Robe river iron associates
Disclosure of operating segments [line items]
Proportion of ownership interest in joint venture (as a percent)		65.00%
Proportion of net beneficial interest (as a percent)		53.00%
Robe river iron associates | 30 Percent
Disclosure of operating segments [line items]
Net beneficial interest held percentage (as a percent)		30.00%
Net beneficial interest held percentage as owned subsidiary (as a percent)		60.00%
Robe river iron associates | 35 Percent
Disclosure of operating segments [line items]
Net beneficial interest held percentage (as a percent)		35.00%
Net beneficial interest held percentage as owned subsidiary (as a percent)		100.00%
Freeport Mc Mo Ran Inc
Disclosure of operating segments [line items]
Percentage of material mined (as a percent)		40.00%
Diavik joint venture
Disclosure of operating segments [line items]
Proportion of ownership interest in joint venture (as a percent)		60.00%
Hail Creek Coal Mine
Disclosure of operating segments [line items]
Ownership interest in joint venture disposed (as a percent)			82.00%
Hail Creek Coal Mine
Disclosure of operating segments [line items]
Ownership interest in joint venture disposed (as a percent)	82.00%
Valeria
Disclosure of operating segments [line items]
Ownership interest in joint venture disposed (as a percent)	71.20%
Turquoise hill resources Ltd | Oyu Tolgoi LLC
Disclosure of operating segments [line items]
Percentage of share class held in subsidiaries (as a percent)		50.80%
Oyo Tolgoi Copper-Gold Mine | Turquoise hill resources Ltd | Oyu Tolgoi LLC
Disclosure of operating segments [line items]
Percentage of share class held in subsidiaries (as a percent)		66.00%
Australia
Disclosure of operating segments [line items]
Operating Assets				$ (837)
Australia | Valeria
Disclosure of operating segments [line items]
Proportion of ownership amount in joint venture disposed	$ 1,700
Australia | Kestrel
Disclosure of operating segments [line items]
Proportion of ownership amount in joint venture disposed	$ 2,250
2018 Disposals | Kestrel Underground Coal Mine
Disclosure of operating segments [line items]
Ownership interest in joint venture disposed (as a percent)			80.00%